INVESTMENT IN PHI	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
INVESTMENT IN PHI

NOTE 9 -INVESTMENT IN PHI

Network sharing agreement

On November 8, 2013 the Company and Hot Mobile Ltd. ("Hot Mobile") (together: "the Parties") entered into a 15-year network sharing agreement (“NSA”), which was approved by the Antitrust Commissioner, subject to certain conditions, and by the Ministry of Communications. Pursuant to the NSA, the Parties created a 50-50 limited partnership - P.H.I. Networks (2015) Limited Partnership (hereinafter "PHI"), which operates and develops a radio access network shared by the Parties, starting with a pooling of the Parties radio access network infrastructures creating a single shared pooled radio access network (the "Shared Network"). The Parties also established a 50-50 company limited by shares under the name Net 4 P.H.I Ltd., to be the general partner of the limited partnership.

In February 2016, HOT Mobile exercised its option under the NSA to advance the payment date of a onetime amount of NIS 250 million ("Lump Sum"), which was received by the Group in 2016. Therefore in accordance the NSA from April 2016 onward (i) each party bears half of the expenditures relating to the Shared Network, and (ii) the bearing of the operating costs of the Shared Network is according to a pre-determined mechanism, according to which one half of the operating costs is shared equally by the Parties, and one half is divided between the Parties according to the relative volume of traffic consumption of each party in the Shared Network (the "Capex-Opex Mechanism"). The Lump Sum is treated by the Group as payments for rights of use of the Group's network and therefore recognized as deferred revenue which is amortized to revenues in the income statement over a period of eight years, which is determined to be the shorter of the expected period of the arrangement or the expected life of the related assets, see note 22(a).

The NSA term will be automatically extended for consecutive terms of five years each, unless either party provided the other party with prior notice of at least two years prior to the commencement of the respective extended term. At any time after the eighth anniversary of the NSA's effective date (i.e. following April 2023), either party may provide the other party with two years termination notice, and terminate the NSA, without cause, effective as of the end of the said two-year period. On the expiry of the NSA, other than following a material breach, the Parties shall divide the network between themselves according to a mechanism provided by the NSA, based on the Parties then-respective interests in PHI, with priority that each party shall first receive its own assets.

The Company provided a guarantee to PHI's debt in an amount of NIS 50 million.

See also note 2(c)(2).